Other long-term liabilities - Provision for site restoration costs (Details) - Provision for site restoration costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 27,638	$ 33,975
New or revised provisions	2,638	(7,036)
Accretion expense	816	699
Balance at end of period	$ 31,092	$ 27,638